UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end:  April 30

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,690	$278,226
Goodrich Corp.	4,040	366,105
Honeywell International, Inc.	7,840	439,118
L-3 Communications Holdings, Inc.	4,060	317,695
Lockheed Martin Corp.	2,750	218,900
Northrop Grumman Corp.	5,770	399,861
Precision Castparts Corp.	1,900	271,681
Raytheon Co.	3,650	182,464
Rockwell Collins, Inc.	1,360	87,230
The Boeing Co.	6,788	471,630
United Technologies Corp.	8,390	682,107
		3,715,017
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,290	99,446
Expeditors International of Washington, Inc.	1,660	84,112
FedEx Corp.	2,420	218,574
United Parcel Service, Inc., Class B	9,020	646,013
		1,048,145
AIRLINES (0.1%)
Southwest Airlines Co.	11,360	134,616

AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber Co.(a)	12,070	143,392
Johnson Controls, Inc.	6,240	239,553
O'Reilly Automotive, Inc.(a)	8,860	503,514
		886,459
AUTOMOBILES (0.4%)
Ford Motor Co.(a)	33,540	534,963
Harley-Davidson, Inc.	2,400	95,160
		630,123
BEVERAGES (1.9%)
Coca-Cola Co.	24,410	1,534,168
Coca-Cola Enterprises, Inc.	17,060	429,230
Dr Pepper Snapple Group, Inc.	8,680	307,532
PepsiCo, Inc.	15,651	1,006,516
		3,277,446
BIOTECHNOLOGY (1.7%)
Amgen, Inc.(a)	11,250	619,650
Biogen Idec, Inc.(a)	8,960	586,611
Celgene Corp.(a)	10,360	533,851
Cephalon, Inc.(a)	1,880	111,071
Genzyme Corp.(a)	5,280	387,288
Gilead Sciences, Inc.(a)	17,200	660,136
PerkinElmer, Inc.	2,290	58,578
		2,957,185
BUILDING PRODUCTS (0.1%)
Masco Corp.	12,760	169,963

CAPITAL MARKETS (1.9%)
Ameriprise Financial, Inc.	6,526	402,328
Bank of New York Mellon Corp.	11,271	351,993
Charles Schwab Corp.	8,460	152,703
E*TRADE Financial Corp.(a)	2,578	42,692
Federated Investors, Inc., Class B	1,290	34,933
Franklin Resources, Inc.	1,130	136,335
Goldman Sachs Group, Inc.	5,065	828,735
Janus Capital Group, Inc.	2,600	33,566
Legg Mason, Inc.	5,390	178,571
Morgan Stanley	19,260	566,244
Northern Trust Corp.	1,920	99,802
State Street Corp.	4,717	220,378
T. Rowe Price Group, Inc.	2,520	166,118
		3,214,398
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	2,280	198,930
Airgas, Inc.	830	52,016
CF Industries Holdings, Inc.	4,465	602,954
Dow Chemical Co.	11,410	404,827
E.I. Du Pont De Nemours & Co.	9,100	461,188
Ecolab, Inc.	2,530	125,716
FMC Corp.	3,320	252,519
International Flavors & Fragrances, Inc.	4,090	233,334
Monsanto Co.	4,840	355,159
PPG Industries, Inc.	1,910	160,975
Praxair, Inc.	3,220	299,589
		3,147,207
COMMERCIAL BANKS (2.3%)
BB&T Corp.	11,960	330,575
Comerica, Inc.	1,680	64,176
Fifth Third Bancorp	20,120	299,184
First Horizon National Corp.(a)	3,242	36,732
Huntington Bancshares, Inc.	10,320	74,717
KeyCorp	10,390	92,471
M&T Bank Corp.	520	44,964
Marshall & Ilsley Corp.	6,189	43,261
PNC Financial Services Group, Inc.	6,694	401,640
Regions Financial Corp.	30,962	219,830
SunTrust Banks, Inc.	9,730	296,084
U.S. Bancorp	17,520	473,040
Wells Fargo & Co.	47,378	1,535,995
Zions Bancorp	1,780	41,972
		3,954,641
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Avery Dennison Corp.	1,480	62,293
Cintas Corp.	1,510	42,371
Equifax, Inc.	2,050	73,226
Iron Mountain, Inc.	2,110	51,463
Leucadia National Corp.	1,950	63,414
Monster Worldwide, Inc.(a)	1,190	19,813
Moody's Corp.	2,280	66,964
Pitney Bowes, Inc.	3,170	76,967
R.R. Donnelley & Sons Co.	18,250	323,390
Republic Services, Inc., Class A	3,476	107,200
Robert Half International, Inc.	1,610	50,490
SAIC, Inc.(a)	3,140	52,030
Stericycle, Inc.(a)	4,130	324,164
The Dun & Bradstreet Corp.	640	54,368
Total System Services, Inc.	4,121	71,747
Visa, Inc., Class A	9,100	635,635
Waste Management, Inc.	5,980	226,462
		2,301,997
COMMUNICATIONS EQUIPMENT (2.3%)
Cisco Systems, Inc.(a)	51,340	1,085,841
Corning, Inc.	16,190	359,580
F5 Networks, Inc.(a)	5,650	612,347
Harris Corp.	1,340	62,364
JDS Uniphase Corp.(a)	23,970	406,771
Juniper Networks, Inc.(a)	17,070	633,638
QUALCOMM, Inc.	15,060	815,198
Tellabs, Inc.	4,204	22,281
		3,998,020

COMPUTERS & PERIPHERALS (5.8%)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Apple Computer, Inc.(a)	10,279	$3,487,870
Dell, Inc.(a)	22,460	295,574
EMC Corp.(a)	33,440	832,322
Hewlett-Packard Co.	21,230	969,999
International Business Machines Corp.	12,398	2,008,476
Lexmark International, Inc., Class A(a)	1,070	37,279
NetApp, Inc.(a)	14,850	812,740
SanDisk Corp.(a)	9,320	422,848
Teradata Corp.(a)	10,270	441,507
Western Digital Corp.(a)	21,000	714,420
		10,023,035
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	1,450	100,325
Quanta Services, Inc.(a)	7,430	176,314
		276,639
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	963	40,985

CONSUMER FINANCE (0.8%)
American Express Co.	9,640	418,183
Capital One Financial Corp.	11,098	534,480
Discover Financial Services	10,640	219,077
SLM Corp.(a)	14,470	208,513
		1,380,253
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	3,270	232,595
Bemis Co., Inc.	1,340	43,617
Owens-Illinois, Inc.(a)	1,490	43,940
Sealed Air Corp.	6,040	161,208
		481,360
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,690	87,458

DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group, Inc., Class A(a)	6,340	261,652
DeVry, Inc.	6,060	315,786
H&R Block, Inc.	3,150	39,438
		616,876
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.	118,249	1,623,559
Citigroup, Inc.(a)	296,030	1,426,864
CME Group, Inc.	459	141,629
IntercontinentalExchange, Inc.(a)	3,310	398,822
Invesco Ltd.	5,060	125,184
JP Morgan Chase & Co.	39,414	1,771,265
MasterCard, Inc., Class A	2,253	532,857
NYSE Euronext	6,360	202,312
The NASDAQ OMX Group, Inc.(a)	9,410	230,357
		6,452,849
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	55,337	1,522,874
CenturyTel, Inc.	3,842	166,128
Frontier Communications Corp.	17,720	162,492
Qwest Communications International, Inc.	22,550	160,782
Verizon Communications, Inc.	27,170	967,795
Windstream Corp.	7,334	93,949
		3,074,020
ELECTRIC UTILITIES (1.7%)
Allegheny Energy, Inc.	7,360	189,741
American Electric Power Co., Inc.	8,730	311,486
Edison International	7,580	275,002
Entergy Corp.	2,710	195,581
Exelon Corp.	6,850	291,194
FirstEnergy Corp.	8,600	336,432
Northeast Utilities	6,180	203,446
Pepco Holdings, Inc.	22,000	408,540
Pinnacle West Capital Corp.	1,920	78,163
PPL Corp.	5,000	128,950
Progress Energy, Inc.	5,770	259,188
Southern Co.	8,170	307,355
		2,985,078
ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric Co.	6,820	401,562
Rockwell Automation, Inc.	2,940	238,169
Roper Industries, Inc.	760	59,044
		698,775
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Agilent Technologies, Inc.(a)	6,490	271,477
Amphenol Corp., Class A	5,790	320,419
FLIR Systems, Inc.(a)	9,260	287,430
Jabil Circuit, Inc.	20,150	407,231
Molex, Inc.	1,360	35,564
Stanley Black & Decker, Inc.	1,392	101,170
Waters Corp.(a)	4,140	316,255
		1,739,546
ENERGY EQUIPMENT & SERVICES (2.9%)
Baker Hughes, Inc.	4,099	280,822
Cameron International Corp.(a)	9,830	523,939
Diamond Offshore Drilling, Inc.	4,800	344,208
First Solar, Inc.(a)	2,470	381,813
FMC Technologies, Inc.(a)	6,120	575,280
Halliburton Co.	8,250	371,250
Helmerich & Payne, Inc.	1,150	67,540
Nabors Industries Ltd.(a)	2,900	70,760
National-Oilwell Varco, Inc.	10,516	777,132
NextEra Energy, Inc.	4,700	251,262
Rowan Cos., Inc.(a)	5,400	185,112
Schlumberger Ltd.	12,429	1,106,057
		4,935,175
FOOD & STAPLES RETAILING (2.9%)
Costco Wholesale Corp.	6,750	484,920
CVS Corp.	21,745	743,679
Safeway, Inc.	13,790	285,315
SUPERVALU, Inc.	71,380	520,360
SYSCO Corp.	11,240	327,534
The Kroger Co.	19,500	417,300
Wal-Mart Stores, Inc.	20,910	1,172,424
Walgreen Co.	12,470	504,287
Whole Foods Market, Inc.	10,120	523,305
		4,979,124
FOOD PRODUCTS (2.4%)
Archer-Daniels-Midland Co.	20,350	664,834
Campbell Soup Co.	3,660	124,952
ConAgra Foods, Inc.	10,390	232,009
Dean Foods Co.(a)	66,300	672,945
General Mills, Inc.	8,610	299,456
H.J. Heinz Co.	4,690	222,775
Hormel Foods Corp.	1,620	80,028
J.M. Smucker Co.	1,780	110,645
Kellogg Co.	4,040	203,212
Kraft Foods, Inc., Class A	18,100	553,317
McCormick & Co., Inc.	2,240	99,008
Mead Johnson Nutrition Co., Class A	2,590	150,142

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Sara Lee Corp.	7,840	$133,045
The Hershey Co.	2,710	126,530
Tyson Foods, Inc., Class A	30,460	501,067
		4,173,965
GAS UTILITIES (0.4%)
Nicor, Inc.	2,760	139,297
ONEOK, Inc.	4,640	273,250
Spectra Energy Corp.	8,743	229,329
		641,876
HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Baxter International, Inc.	6,930	336,036
Boston Scientific Corp.(a)	29,527	206,099
C.R. Bard, Inc.	1,620	152,847
CareFusion Corp.(a)	8,340	214,588
DENTSPLY International, Inc.	3,060	108,569
Hospira, Inc.(a)	7,550	416,987
Intuitive Surgical, Inc.(a)	1,945	628,060
Medtronic, Inc.	11,570	443,362
St. Jude Medical, Inc.(a)	10,660	431,730
Stryker Corp.	4,530	260,747
Varian Medical Systems, Inc.(a)	5,190	350,688
Zimmer Holdings, Inc.(a)	2,740	162,098
		3,711,811
HEALTH CARE PROVIDERS & SERVICES (4.2%)
Aetna, Inc.	15,960	525,722
AmerisourceBergen Corp.	5,590	200,457
Cardinal Health, Inc.	14,100	585,291
CIGNA Corp.	16,790	705,516
Coventry Health Care, Inc.(a)	20,136	603,476
DaVita, Inc.(a)	1,520	112,252
Express Scripts, Inc.(a)	11,426	643,627
Humana, Inc.(a)	8,240	477,673
Laboratory Corp. of America Holdings(a)	4,260	383,017
McKesson Corp.	8,300	623,911
Medco Health Solutions, Inc.(a)	9,610	586,402
Patterson Cos., Inc.	8,780	290,267
Quest Diagnostics, Inc.	2,490	141,805
UnitedHealth Group, Inc.	17,204	706,224
WellPoint, Inc.(a)	10,260	637,351
		7,222,991
HOTELS, RESTAURANTS & LEISURE (1.9%)
Darden Restaurants, Inc.	8,900	419,279
Marriott International, Inc., Class A	4,404	173,914
McDonald's Corp.	10,330	761,011
Starbucks Corp.	20,940	660,238
Starwood Hotels & Resorts Worldwide, Inc.	5,710	336,719
Wyndham Worldwide Corp.	14,910	419,418
YUM! Brands, Inc.	9,530	445,623
		3,216,202
HOUSEHOLD DURABLES (0.6%)
D. R. Horton, Inc.	17,896	221,731
Harman International Industries, Inc.(a)	704	30,497
Jacobs Engineering Group, Inc.(a)	5,380	276,371
Leggett & Platt, Inc.	2,030	45,736
Lennar Corp., Class A	1,710	33,106
Newell Rubbermaid, Inc.	4,140	79,695
Pulte Group, Inc.(a)	3,115	24,577
Snap-on, Inc.	500	28,315
Whirlpool Corp.	4,413	377,312
		1,117,340
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	2,450	154,080
Colgate-Palmolive Co.	5,170	396,901
Kimberly-Clark Corp.	5,380	348,247
Procter & Gamble Co.	26,181	1,652,807
		2,552,035
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
Constellation Energy Group	21,430	691,117
NRG Energy, Inc.(a)	25,670	532,653
The AES Corp.(a)	24,720	306,528
		1,530,298
INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.	6,794	597,328
General Electric Co.	102,750	2,069,385
Textron, Inc.	2,940	77,293
Tyco International Ltd.	4,350	195,011
		2,939,017
INSURANCE (4.8%)
ACE Ltd.	6,770	416,964
AFLAC, Inc.	4,940	284,445
American International Group, Inc.	1,244	50,195
Aon Corp.	3,170	144,996
Assurant, Inc.	11,080	434,668
Berkshire Hathaway, Inc., Class B(a)	15,720	1,285,110
Chubb Corp.	5,750	333,098
Cincinnati Financial Corp.	7,522	241,005
Genworth Financial, Inc., Class A(a)	27,550	373,854
Hartford Financial Services Group, Inc.	20,970	582,547
Lincoln National Corp.	12,956	373,651
Marsh & McLennan Cos., Inc.	5,410	150,831
MetLife, Inc.	12,050	551,528
Principal Financial Group, Inc.	8,760	287,065
Progressive Corp.	7,470	147,981
Prudential Financial, Inc.	9,375	576,656
The Allstate Corp.	15,860	493,880
The Travelers Cos., Inc.	8,470	476,522
Torchmark Corp.	2,620	163,226
Unum Group	17,240	429,966
XL Group PLC	15,310	350,905
		8,149,093
INTERNET & CATALOG RETAIL (0.8%)
Expedia, Inc.	24,060	605,350
Netflix, Inc.(a)	3,930	841,334
		1,446,684
INTERNET SOFTWARE & SERVICES (3.4%)
Akamai Technologies, Inc.(a)	14,520	701,606
Amazon.com, Inc.(a)	7,135	1,210,381
Google, Inc., Class A(a)	2,921	1,753,652
McAfee, Inc.(a)	8,360	400,444
Priceline.com, Inc.(a)	2,160	925,603
Salesforce.com, Inc.(a)	5,510	711,561
VeriSign, Inc.	3,110	104,652
		5,807,899
IT SERVICES (1.5%)
Automatic Data Processing, Inc.	6,080	291,232
Cerner Corp.(a)	3,410	337,079
Cognizant Technology Solutions Corp., Class A(a)	12,720	927,924
Computer Sciences Corp.	8,790	468,419

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Fidelity National Information Services, Inc.	3,286	$99,993
Fiserv, Inc.(a)	1,970	121,687
Paychex, Inc.	4,290	137,280
Western Union Co.	7,040	142,771
		2,526,385
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Hasbro, Inc.	8,260	364,184
Mattel, Inc.	4,540	107,507
		471,691
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.(a)	4,770	273,178

MACHINERY (2.1%)
Caterpillar, Inc.	5,650	548,106
Cummins, Inc.	4,380	463,754
Danaher Corp.	5,520	254,251
Deere & Co.	6,422	583,760
Dover Corp.	1,730	110,893
Eaton Corp.	1,500	161,940
Flowserve Corp.	3,640	454,964
Illinois Tool Works, Inc.	4,710	251,938
Ingersoll-Rand PLC	7,620	359,664
ITT Industries, Inc.	1,840	108,413
PACCAR, Inc.	3,345	188,959
Pall Corp.	920	50,977
Parker Hannifin Corp.	1,375	122,939
		3,660,558
MARINE (0.1%)
Carnival Corp.	5,630	251,717

MEDIA (1.5%)
Cablevision Systems Corp., Class A	13,200	446,820
CBS Corp., Class B	16,140	320,056
Discovery Communications, Inc., Class A(a)	17,380	677,820
Gannett Co., Inc.	14,420	212,551
Interpublic Group of Cos., Inc.(a)	22,950	245,335
McGraw Hill Cos., Inc.	3,460	134,871
Omnicom Group, Inc.	3,360	150,797
Scripps Networks Interactive, Class A	4,590	213,435
The Washington Post Co., Class B	441	188,902
		2,590,587
METALS & MINING (1.3%)
AK Steel Holding Corp.	14,150	224,985
Alcoa, Inc.	18,510	306,711
Allegheny Technologies, Inc.	820	53,456
Cliffs Natural Resources, Inc.	1,210	103,406
Freeport-McMoRan Copper & Gold, Inc., Class B	8,179	889,466
Newmont Mining Corp.	9,310	512,702
Nucor Corp.	2,790	128,089
Titanium Metals Corp.(a)	860	16,211
United States Steel Corp.	1,260	72,664
		2,307,690
MULTI-UTILITIES (2.2%)
Ameren Corp.	11,590	328,808
CenterPoint Energy, Inc.	13,820	223,193
CMS Energy Corp.	12,350	240,825
Consolidated Edison, Inc.	5,950	296,964
Dominion Resources, Inc.	6,154	267,945
DTE Energy Co.	5,810	268,771
Duke Energy Corp.	18,596	332,496
Integrys Energy Group, Inc.	4,798	228,337
NiSource, Inc.	20,580	383,200
PG&E Corp.	4,100	189,748
Public Service Enterprise Group, Inc.	5,236	169,803
SCANA Corp.	3,840	162,317
Sempra Energy	4,610	240,043
TECO Energy, Inc.	4,460	82,109
Wisconsin Energy Corp.	1,410	85,009
Xcel Energy, Inc.	8,520	200,816
		3,700,384
MULTILINE RETAIL (1.2%)
Big Lots, Inc.(a)	750	23,842
Family Dollar Stores, Inc.	4,910	208,577
J.C. Penney Co., Inc.	8,280	265,540
Kohl's Corp.(a)	2,800	142,184
Macy's, Inc.	4,412	102,138
Nordstrom, Inc.	11,830	487,159
Sears Holdings Corp.(a)	6,980	526,083
Target Corp.	7,010	384,358
		2,139,881
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	29,125	309,308

OIL, GAS & CONSUMABLE FUELS (8.4%)
Anadarko Petroleum Corp.	4,340	334,527
Apache Corp.	3,080	367,629
Cabot Oil & Gas Corp., Class A	720	29,974
Chesapeake Energy Corp.	6,540	193,126
Chevron Corp.	18,139	1,721,935
ConocoPhillips	16,319	1,166,156
CONSOL Energy, Inc.	5,070	251,979
Denbury Resources, Inc.(a)	3,870	78,754
Devon Energy Corp.	3,760	333,474
El Paso Corp.	6,790	107,825
EOG Resources, Inc.	1,970	209,588
EQT Corp.	1,150	55,419
Exxon Mobil Corp.	44,960	3,627,373
Hess Corp.	3,950	332,274
Marathon Oil Corp.	15,450	706,065
Massey Energy Co.	8,760	550,654
Murphy Oil Corp.	1,960	129,948
Newfield Exploration Co.(a)	1,070	78,292
Noble Energy, Inc.	1,380	125,718
Occidental Petroleum Corp.	7,262	702,090
Peabody Energy Corp.	6,260	397,009
Pioneer Natural Resources Co.	5,210	495,784
QEP Resources, Inc.	5,800	235,712
Range Resources Corp.	1,250	62,338
Southwestern Energy Co.(a)	8,800	347,600
Sunoco, Inc.	7,270	308,611
Tesoro Corp.(a)	28,040	539,770
Valero Energy Corp.	28,950	734,172
Williams Cos., Inc.	6,030	162,750
		14,386,546
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.	11,690	337,607
MeadWestvaco Corp.	9,290	265,973
Weyerhaeuser Co.	10,731	248,744
		852,324
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	5,360	151,742
The Estee Lauder Cos., Inc., Class A	5,000	402,500
		554,242

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PHARMACEUTICALS (1.9%)
Abbott Laboratories	17,080	$771,333
Allergan, Inc.	8,010	565,586
Eli Lilly & Co.	17,650	613,690
Forest Laboratories, Inc.(a)	5,310	171,301
Mylan Laboratories, Inc.(a)	26,430	612,119
Watson Pharmaceuticals, Inc.(a)	10,320	562,646
		3,296,675
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A(a)	11,930	264,727

REAL ESTATE INVESTMENT TRUST (1.2%)
Apartment Investment & Management Co., Class A	1,509	38,570
AvalonBay Communities, Inc.	701	81,267
Boston Properties, Inc.	1,380	130,231
Equity Residential	3,090	167,447
HCP, Inc.	3,200	118,688
Health Care REIT, Inc.	1,470	72,148
Host Hotels & Resorts, Inc.	7,123	131,847
Kimco Realty Corp.	5,330	96,420
Plum Creek Timber Co., Inc.	1,510	63,224
ProLogis	6,010	89,669
Public Storage, Inc.	1,277	139,167
Simon Property Group, Inc.	2,805	284,567
Ventas, Inc.	9,450	524,097
Vornado Realty Trust	1,605	141,384
		2,078,726
ROAD & RAIL (0.7%)
CSX Corp.	3,760	265,456
Norfolk Southern Corp.	3,580	219,060
Ryder System, Inc.	4,540	218,283
Union Pacific Corp.	4,590	434,352
		1,137,151
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Advanced Micro Devices, Inc.(a)	33,130	259,408
Altera Corp.	8,800	330,616
Analog Devices, Inc.	8,090	314,135
Applied Materials, Inc.	12,470	195,654
Broadcom Corp., Class A	13,220	596,090
Intel Corp.	51,130	1,097,250
KLA-Tencor Corp.	1,670	73,614
Linear Technology Corp.	8,270	287,713
LSI Logic Corp.(a)	6,630	41,040
MEMC Electronic Materials, Inc.(a)	2,520	27,947
Microchip Technology, Inc.	2,230	81,328
Micron Technology, Inc.(a)	64,660	681,516
National Semiconductor Corp.	3,150	47,754
Novellus Systems, Inc.(a)	1,060	38,234
NVIDIA Corp.(a)	5,825	139,334
Teradyne, Inc.(a)	1,870	31,192
Texas Instruments, Inc.	11,750	398,442
Xilinx, Inc.	6,560	211,232
		4,852,499
SOFTWARE (3.7%)
Adobe Systems, Inc.(a)	5,364	177,280
Autodesk, Inc.(a)	2,510	102,107
BMC Software, Inc.(a)	7,210	343,917
CA, Inc.	4,380	104,244
Citrix Systems, Inc.(a)	7,250	458,055
Compuware Corp.(a)	4,460	47,811
Electronic Arts, Inc.(a)	3,460	53,941
Intuit, Inc.(a)	9,080	426,125
Microsoft Corp.	75,970	2,106,268
Novell, Inc.(a)	4,510	27,150
Oracle Corp.	46,411	1,486,544
Red Hat, Inc.(a)	15,980	660,294
Symantec Corp.(a)	18,062	318,072
		6,311,808
SPECIALTY RETAIL (3.3%)
Abercrombie & Fitch Co., Class A	950	47,890
AutoNation, Inc.(a)	8,410	241,451
AutoZone, Inc.(a)	1,994	505,539
Bed Bath & Beyond, Inc.(a)	8,040	385,920
Best Buy Co., Inc.	3,310	112,540
CarMax, Inc.(a)	11,980	391,147
GameStop Corp., Class A(a)	18,232	384,148
Gap, Inc.	4,720	90,954
Home Depot, Inc.	14,940	549,344
Limited Brands	13,030	380,997
Lowe's Cos., Inc.	16,780	416,144
RadioShack Corp.	9,060	137,259
Ross Stores, Inc.	7,950	518,340
Staples, Inc.	6,455	144,011
The Sherwin-Williams Co.	1,000	84,730
Tiffany & Co.	6,960	404,585
TJX Cos., Inc.	9,350	443,096
Urban Outfitters, Inc.(a)	11,380	384,872
		5,622,967
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Coach, Inc.	14,090	762,128
NIKE, Inc., Class B	4,750	391,780
Polo Ralph Lauren Corp.	3,070	329,043
VF Corp.	570	47,150
		1,530,101
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	9,530	104,640
People's United Financial, Inc.	6,930	89,466
		194,106
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	1,330	77,220
W.W. Grainger, Inc.	1,440	189,317
		266,537
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp., Class A(a)	10,200	518,772
MetroPCS Communications, Inc.(a)	22,570	291,830
Motorola Mobility Holdings, Inc.(a)	2,757	76,838
Motorola Solutions, Inc.(a)	3,151	122,164
Sprint Corp.(a)	108,082	488,531
		1,498,135

TOTAL COMMON STOCKS		170,793,524

WARRANT (0.0%)
American International Group, Inc.	664	9,644

TOTAL WARRANT		9,644

MONEY MARKET FUND (0.2%)
Fifth Third Institutional Government Money Market Fund, 0.02%(b)	260,700	260,700

TOTAL MONEY MARKET FUND		260,700

TOTAL INVESTMENTS (COST $150,379,338) 99.9%		171,063,868

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%	180,979

NET ASSETS 100.0%	$171,244,847

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2011.
PLC -	Public Limited Co.
REIT -	Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	3,220	$106,260

AIRLINES (0.3%)
Lan Airlines SA, Sponsored ADR	5,350	150,068
Ryanair Holdings PLC, Sponsored ADR	4,940	150,966
		301,034
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	2,490	145,341

AUTOMOBILES (2.7%)
Honda Motor Co. Ltd., Sponsored ADR	24,040	1,046,702
Tata Motors Ltd., Sponsored ADR	2,820	68,413
Toyota Motor Corp., Sponsored ADR	19,620	1,612,371
		2,727,486
CAPITAL MARKETS (2.7%)
Credit Suisse Group, Sponsored ADR	14,590	652,319
Deutsche Bank AG, Registered Shares	12,930	757,051
Nomura Holdings, Inc., Sponsored ADR	51,550	314,971
UBS AG, Registered Shares(a)	56,773	1,019,643
		2,743,984
CHEMICALS (1.6%)
Agrium, Inc.	2,280	201,529
Potash Corp. of Saskatchewan, Inc.	4,120	732,454
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,860	99,473
Syngenta AG, Sponsored ADR	9,480	612,692
		1,646,148
COMMERCIAL BANKS (17.7%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	54,520	668,960
Banco Bradesco SA, Sponsored ADR	52,760	998,219
Banco de Chile, Sponsored ADR	1,358	114,629
Banco Santander Brasil SA, Sponsored ADR	6,120	70,992
Banco Santander Central Hispano SA, Sponsored ADR	122,940	1,504,786
Banco Santander Chile SA, Sponsored ADR	890	75,543
Bank of Montreal	9,690	559,210
Bank of Nova Scotia	17,890	1,012,753
Barclays PLC, Sponsored ADR	42,850	805,580
Canadian Imperial Bank of Commerce	6,640	506,167
Credicorp Ltd.	1,030	107,388
HDFC Bank Ltd., Sponsored ADR	1,560	225,280
HSBC Holdings PLC, Sponsored ADR	52,040	2,843,466
ICICI Bank Ltd., Sponsored ADR	5,480	237,503
Itau Unibanco Banco Multiplo SA, Sponsored ADR	61,937	1,331,645
Lloyds TSB Group PLC, Sponsored ADR(a)	155,285	625,799
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	234,620	1,220,024
Mizuho Financial Group, Inc., Sponsored ADR	179,350	695,878
National Bank of Greece SA, Sponsored ADR	29,506	56,356
Royal Bank of Canada	22,530	1,209,861
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,678	129,395
Shinhan Financial Group Co. Ltd., Sponsored ADR(a)	6,590	587,894
The Toronto - Dominion Bank	14,290	1,070,178
Westpac Banking Corp., Sponsored ADR	9,120	1,044,149
		17,701,655
COMMUNICATIONS EQUIPMENT (1.7%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	87,814
Nokia Oyj, Sponsored ADR	55,050	589,035
Research In Motion Ltd.(a)	6,570	388,353
Telefonektiebolaget LM Ericsson, Sponsored ADR	49,550	612,933
		1,678,135
CONSTRUCTION MATERIALS (0.4%)
Cemex SA de CV, Sponsored ADR(a)	20,774	196,730
CRH PLC, Sponsored ADR	8,650	188,656
		385,386
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	3,030	153,348

DIVERSIFIED CONSUMER SERVICES (0.8%)
Baidu, Inc., Sponsored ADR(a)	1,780	193,361
Ctrip.com International Ltd., Sponsored ADR(a)	2,210	90,964
Reed Elsevier NV, Sponsored ADR	7,973	208,016
Reed Elsevier PLC, Sponsored ADR	7,567	269,612
		761,953
DIVERSIFIED FINANCIAL SERVICES (1.7%)
ING Groep NV, Sponsored ADR(a)	53,440	608,682
KB Financial Group, Inc., Sponsored ADR(a)	10,850	564,959
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	69,810	475,406
		1,649,047
DIVERSIFIED TELECOMMUNICATION SERVICES (5.6%)
BCE, Inc.	18,845	684,639
BT Group PLC, Sponsored ADR	13,520	382,616
China Unicom Ltd., Sponsored ADR	14,705	242,044
France Telecom SA, Sponsored ADR	34,100	748,495
Nippon Telegraph & Telephone Corp., Sponsored ADR	36,690	852,309
Portugal Telecom SGPS SA, Sponsored ADR	17,130	199,736
PT Telekomunikasi Indonesia, Sponsored ADR	5,020	168,773
Tele Norte Leste Participacoes SA, Sponsored ADR	4,120	65,178
Telecom Italia S.p.A., Sponsored ADR	15,210	216,134
Telefonica SA, Sponsored ADR	62,270	1,564,845
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	162,887
Telus Corp.	6,710	318,792
		5,606,448
ELECTRIC UTILITIES (1.1%)
Centrais Electricas Brasileiras SA, Sponsored ADR	10,240	139,571
Companhia Energetica de Minas Gervais, Sponsored ADR	20,647	341,089
Enersis SA, Sponsored ADR	18,080	375,341
Korea Electric Power Corp., Sponsored ADR(a)	19,670	250,399
		1,106,400
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	34,650	820,165
NIDEC Corp., Sponsored ADR	8,450	198,406

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
		$1,018,571
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
AU Optronics Corp., Sponsored ADR(a)	18,611	178,665
Hitachi Ltd., Sponsored ADR	6,890	381,913
Kyocera Corp., Sponsored ADR	3,330	344,688
LG Display Co. Ltd., Sponsored ADR(a)	3,820	64,749
Panasonic Corp., Sponsored ADR	31,290	429,612
		1,399,627
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,100	146,227

FOOD & STAPLES RETAILING (0.6%)
Delhaize Group, Sponsored ADR	4,200	333,480
Tim Hortons, Inc.	7,400	303,252
		636,732
FOOD PRODUCTS (2.1%)
BRF-Brasil Foods SA, Sponsored ADR	12,460	207,459
Unilever NV, NY Shares	34,540	1,023,420
Unilever PLC, Sponsored ADR	29,674	860,843
		2,091,722
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	15,920	293,724
Smith & Nephew PLC, Sponsored ADR	6,320	353,857
		647,581
HEALTH CARE PROVIDERS & SERVICES (1.0%)
Fresenius Medical Care AG & Co., Sponsored ADR	7,260	425,146
Shire PLC, Sponsored ADR	7,750	614,652
		1,039,798
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR	3,100	66,061

HOUSEHOLD DURABLES (0.6%)
Koninklijke Royal Philips Electronics NV, NY Shares	18,550	579,317

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,940	177,595
Empresa Nacional de Electricidad SA, Sponsored ADR	7,750	404,550
		582,145
INDUSTRIAL CONGLOMERATES (1.6%)
Siemens AG, Sponsored ADR	12,730	1,634,659

INSURANCE (2.5%)
Aegon NV, NY Shares(a)	13,680	101,232
Aviva PLC, Sponsored ADR	23,900	346,311
China Life Insurance Co. Ltd., Sponsored ADR	14,870	866,772
Manulife Financial Corp.	24,710	430,942
Prudential PLC, Sponsored ADR	20,690	448,146
Sun Life Financial, Inc.	9,910	312,165
		2,505,568
MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	3,000	152,970

MARINE (0.1%)
Carnival PLC, Sponsored ADR	3,080	140,941

MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR(a)	15,350	369,321
Pearson PLC, Sponsored ADR	15,380	256,231
Shaw Communications, Inc., Class B	11,740	247,831
Thomson Reuters Corp.	11,258	450,433
WPP PLC, Sponsored ADR	5,160	319,817
		1,643,633
METALS & MINING (12.9%)
Agnico-Eagle Mines Ltd.	3,290	225,168
AngloGold Ashanti Ltd., Sponsored ADR	6,090	262,114
APERAM NY, Registered Shares(a)	639	26,019
ArcelorMittal, NY Shares	12,770	465,850
Barrick Gold Corp.	17,720	841,877
BHP Billiton Ltd., Sponsored ADR	24,370	2,169,661
BHP Billiton PLC, Sponsored ADR	15,980	1,225,826
Cameco Corp.	5,980	247,991
Companhia Siderurgica Nacional SA, Sponsored ADR	19,700	336,082
Compania de Minas Buenaventura SA, Sponsored ADR	6,330	259,530
Eldorado Gold Corp.	9,050	145,886
Gerdau SA, Sponsored ADR	14,370	190,402
Gold Fields Ltd., Sponsored ADR	9,700	153,939
Goldcorp, Inc.	13,317	535,476
IAMGOLD Corp.	5,720	108,794
Kinross Gold Corp.	13,670	227,469
POSCO, Sponsored ADR	8,210	838,569
Rio Tinto PLC, Sponsored ADR	21,852	1,518,277
Southern Copper Corp.	1,690	75,746
Sterlite Industires (India) Ltd., Sponsored ADR	1,790	25,865
Teck Resources Ltd.	6,573	398,324
Vale SA, Sponsored ADR	58,570	1,814,499
Vale SA, Sponsored Preferred ADR	18,840	656,197
Yamana Gold, Inc.	12,530	141,589
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	130	3,793
		12,894,943
MULTI-UTILITIES (1.4%)
National Grid PLC, Sponsored ADR	18,000	810,720
Transalta Corp.	15,670	324,996
Veoilia Environnement, Sponsored ADR	9,110	286,054
		1,421,770
OFFICE ELECTRONICS (0.9%)
Canon, Inc., Sponsored ADR	18,400	904,544

OIL, GAS & CONSUMABLE FUELS (19.9%)
BP PLC, Sponsored ADR	44,750	2,124,282
Canadian Natural Resources Ltd.	15,750	701,190
Cenovus Energy, Inc.	10,190	352,676
China Petroleum & Chemical Corp., Sponsored ADR	4,880	537,874
CNOOC Ltd., Sponsored ADR	4,483	998,185
Ecopetrol SA, Sponsored ADR	2,310	98,729
Enbridge, Inc.	11,900	689,486
EnCana Corp.	10,540	340,126
Enerplus Corp.	3,110	100,298
ENI S.p.A., Sponsored ADR	23,520	1,117,200
Imperial Oil Ltd.	6,630	295,764
Nexen, Inc.	6,260	157,439
Penn West Petroleum Ltd.	6,090	167,414
PetroChina Co. Ltd., Sponsored ADR	6,050	842,584
Petroleo Brasileiro SA, Sponsored ADR	58,600	1,948,450
Petroleo Brasileiro SA, Sponsored ADR	22,690	833,404
Repsol YPF SA, Sponsored ADR	13,160	417,698
Royal Dutch Shell PLC, Class B, Sponsored ADR	19,420	1,370,469
Royal Dutch Shell PLC, Sponsored ADR	26,980	1,915,310

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Sasol Ltd., Sponsored ADR	7,060	$344,740
Statoil ASA, Sponsored ADR	16,867	411,892
Suncor Energy, Inc.	22,778	945,515
Talisman Energy, Inc.	14,520	332,798
Total SA, Sponsored ADR	36,040	2,118,071
TransCanada Corp.	20,100	734,454
		19,896,048
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR(a)	550	8,421

PHARMACEUTICALS (0.1%)
Elan Corp. PLC, Sponsored ADR(a)	19,290	130,208

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A	8,262	269,589

ROAD & RAIL (0.8%)
Canadian National Railway Co.	8,600	583,940
Canadian Pacific Railway Ltd.	3,110	208,774
		792,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
ADVANTEST Corp., Sponsored ADR	1,225	24,978
ARM Holdings PLC, Sponsored ADR	5,500	137,720
ASML Holding NV, NY Shares	6,225	261,512
STMicroelectronics NV, NY Shares	6,060	73,447
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	137,068	1,791,479
United Microelectronics Corp., Sponsored ADR	22,009	69,989
		2,359,125
SOFTWARE (1.8%)
Infosys Technologies Ltd., Sponsored ADR	9,780	662,204
SAP AG, Sponsored ADR	16,610	961,719
Wipro Ltd., Sponsored ADR	9,350	123,233
		1,747,156
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)	310	9,117
Luxottica Group S.p.A., Sponsored ADR	2,790	84,732
		93,849
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co. Ltd., Sponsored ADR	1,333	449,221

WIRELESS TELECOMMUNICATION SERVICES (7.4%)
America Movil SA, Sponsored ADR, Series L	31,120	1,773,529
China Mobile Ltd., Sponsored ADR	30,030	1,475,674
China Telecom Corp. Ltd., Sponsored ADR	2,260	133,521
Chunghwa Telecom Co. Ltd., Sponsored ADR	18,646	556,944
Mobile TeleSystems, Sponsored ADR	4,775	91,250
NTT DoCoMo, Inc., Sponsored ADR	34,240	614,608
Rogers Communications, Inc., Class B	9,500	331,740
SK Telecom Co. Ltd., Sponsored ADR	5,130	88,749
Vodafone Group PLC, Sponsored ADR	81,623	2,314,828
		7,380,843

TOTAL COMMON STOCKS		99,346,608
MONEY MARKET FUND (0.3%)

Fifth Third Institutional Government Money Market Fund, 0.02%(b)	338,397	338,397
TOTAL MONEY MARKET FUND		338,397

TOTAL INVESTMENTS (COST $95,856,409) 99.7%		99,685,005
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		289,129
NET ASSETS 100.0%		$99,974,134

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2011.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2011 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
CORPORATE BONDS (33.1%)
BROKERAGE SERVICES (0.6%)
Jeffries Group, Inc., 7.75%, 3/15/12	$715,000	$765,175

CAPITAL MARKETS (0.8%)
UBS AG Stanford Connecticut, 5.88%, 7/15/16	1,000,000	1,074,333

CHEMICALS (0.8%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,064,386

COMMERCIAL BANKS (6.3%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,079,244
Bank One Corp., 4.90%, 4/30/15	1,000,000	1,046,156
Bank One Corp., 5.25%, 1/30/13	500,000	532,996
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,559,832
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	1,947,328
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, Callable 12/1/16 @ 100 (a)	1,150,000	1,089,664
National City Corp., 4.90%, 1/15/15	1,000,000	1,075,857
Wells Fargo & Co., 4.95%, 10/16/13	500,000	536,004
		8,867,081
COMPUTERS & PERIPHERALS (1.8%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	519,067
Dell, Inc., 4.70%, 4/15/13	900,000	968,197
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,068,591
		2,555,855
CONSUMER STAPLES (1.5%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,114,156
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,004,874
		2,119,030
DIVERSIFIED CONSUMER SERVICES (1.3%)
eBay, Inc., 3.25%, 10/15/20, Callable 7/15/20 @ 100	1,500,000	1,377,879
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	408,300
		1,786,179
DIVERSIFIED FINANCIAL SERVICES (2.4%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,270,282
Citigroup, Inc., 4.88%, 5/7/15	500,000	518,032
Credit Suisse (USA), Inc., 6.50%, 1/15/12	1,500,000	1,582,551
		3,370,865
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Eaton Corp., 4.90%, 5/15/13	500,000	540,373
Kansas City Power & Light Co., Series 09A, 7.15%, 4/1/19	775,000	915,082
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,125,026
		2,580,481
FINANCIAL SERVICES (2.5%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	826,806
Boeing Capital Corp., 5.80%, 1/15/13	500,000	544,535
Boeing Capital Corp., 6.50%, 2/15/12	500,000	529,629
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,100,309
SLM Corp., Series A, 5.00%, 6/15/18, Callable 6/15/11 @ 100	500,000	454,421
		3,455,700
INSURANCE (4.8%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,464,550
Allstate Corp., 5.00%, 8/15/14	500,000	549,317
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,071,846
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	950,341
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,620,634
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,053,760
		6,710,448
MORTGAGE-BACKED SECURITIES - FINANCIAL SERVICES (1.1%)
Opteum Mortgage Acceptance Corp., 5.85%, 12/25/35 (a)	1,000,000	996,377

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2011 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
Wells Fargo Mortgage Backed Securities, 4.43%, 10/25/33 (a)	$575,893	$591,364
		1,587,741
MORTGAGE-BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 3/15/11 @ 100	83,000	83,378
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 3/15/11 @ 100	57,000	57,502
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 3/15/11 @ 100	89,000	89,890
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 3/15/11 @ 100	73,000	73,544
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 3/15/11 @ 100	106,000	106,198
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 3/15/11 @ 100	63,000	63,406
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 3/15/11 @ 100	90,000	90,763
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 3/15/11 @ 100	63,000	63,059
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 4/21/11 @ 100 (d)	152,000	86,946
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 4/21/11 @ 100 (d)	101,000	57,827
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 4/21/11 @ 100 (d)	203,000	116,306
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 4/21/11 @ 100 (d)	212,000	121,579
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 4/21/11 @ 100 (d)	46,000	26,205
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 4/21/11 @ 100 (d)	86,000	49,118
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 4/12/11 @ 100	29,000	29,235
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 4/12/11 @ 100	71,000	71,374
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 4/12/11 @ 100	74,000	74,281
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 4/12/11 @ 100	87,000	87,684
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 4/12/11 @ 100	90,000	90,791
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 4/12/11 @ 100	23,000	23,134
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 4/12/11 @ 100	121,000	120,385
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 3/21/11 @ 100 (d)	44,000	29,956
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 3/21/11 @ 100 (d)	111,000	75,931
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 3/21/11 @ 100 (d)	147,000	100,612
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 3/21/11 @ 100 (d)	152,000	104,239
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 3/21/11 @ 100 (d)	158,000	108,020
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 3/21/11 @ 100 (d)	165,000	111,635
		2,112,998
OIL & GAS - INTEGRATED (2.0%)
ConocoPhillips, 4.60%, 1/15/15	500,000	547,359
Marathon Oil Corp., 6.13%, 3/15/12	1,500,000	1,592,842

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2011 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
Phillips Petroleum Co., 6.65%, 7/15/18	$500,000	$596,128
		2,736,329
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	530,377

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	590,407

UTILITIES-ELECTRIC & GAS (1.2%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	527,114
Duke Energy Corp., 6.30%, 2/1/14	1,000,000	1,120,812
		1,647,926
UTILITIES-TELECOMMUNICATIONS (1.9%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,152,132
Verizon New England, Inc., 4.75%, 10/1/13	500,000	534,508
		2,686,640
TOTAL CORPORATE BONDS		46,241,951

U.S. GOVERNMENT AGENCIES (19.5%)
Federal Farm Credit Bank (5.1%)
1.75%, 2/21/13	2,000,000	2,038,170
2.13%, 6/18/12	500,000	511,116
2.63%, 4/17/14	2,000,000	2,083,744
4.70%, 1/17/18, Callable 1/17/13 @ 100	2,000,000	2,126,684
5.05%, 8/1/18	300,000	336,646
		7,096,360
Federal Home Loan Bank (3.0%)
1.63%, 6/14/13	2,000,000	2,036,680
4.75%, 6/8/18	2,000,000	2,188,742
		4,225,422
Federal Home Loan Mortgage Corp. (4.1%)
1.15%, 8/23/13, Callable 2/23/11 @ 100	2,500,000	2,497,692
2.75%, 4/29/14, Callable 4/29/11 @ 100	2,000,000	2,011,120
5.40%, 3/17/21, Callable 3/17/16 @ 100	500,000	556,035
5.50%, 3/1/23	652,998	704,014
		5,768,861
Federal National Mortgage Assoc. (7.3%)
1.63%, 10/26/15	3,500,000	3,406,070
2.02%, 8/20/13, Callable 5/20/11 @ 100	2,000,000	2,007,432
3.00%, 7/28/14, Callable 7/28/11 @ 100	1,495,000	1,512,251
4.25%, 2/25/13	1,000,000	1,073,096
5.24%, 8/7/18, Callable 8/7/13 @ 100	2,020,000	2,180,782
		10,179,631
TOTAL U.S. GOVERNMENT AGENCIES		27,270,274

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (31.2%)
Federal Home Loan Mortgage Corp. (6.1%)
2.49%, 1/1/35	480,492	503,485
5.00%, 7/15/19	789,881	843,629
5.00%, 5/15/25	53,718	53,799
5.00%, 11/1/37	977,074	1,016,582
5.12%, 3/1/35	1,899,688	2,013,872
5.50%, 4/1/30	592,407	633,598
5.67%, 5/1/36	905,103	965,783
6.00%, 9/1/34	722,212	791,902
6.00%, 8/1/36	122,012	133,494
6.00%, 3/1/38	589,079	640,032
6.02%, 10/1/37	877,105	931,349
		8,527,525
Federal National Mortgage Assoc. (15.1%)
0.68%, 11/25/36	1,398,473	1,392,310

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2011 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
2.10%, 7/1/34	$120,103	$124,828
2.55%, 7/1/35	2,555,385	2,689,077
4.76%, 3/1/35	185,044	193,242
5.00%, 10/1/24	405,641	432,015
5.00%, 1/1/30	812,444	852,595
5.00%, 1/1/35	1,039,712	1,091,095
5.40%, 3/1/39	1,304,663	1,386,165
5.50%, 12/1/34	829,993	887,704
5.50%, 2/1/35	36,575	39,335
5.50%, 5/1/36	1,273,436	1,361,979
5.50%, 8/1/36	377,350	403,588
5.50%, 9/1/36	304,182	323,051
5.50%, 12/1/36	1,721,801	1,844,748
5.50%, 9/1/37	1,428,735	1,528,077
5.56%, 5/1/36	622,554	657,981
5.75%, 10/1/36	561,970	603,480
5.98%, 8/1/36	544,047	575,987
6.00%, 3/1/36	987,389	1,066,469
6.00%, 6/1/36	1,948,587	2,104,647
6.00%, 9/1/36	634,733	689,932
6.00%, 5/1/37	366,251	398,101
6.50%, 2/1/36	514,656	576,162
		21,222,568
Government National Mortgage Assoc. (10.0%)
4.00%, 4/20/38	1,994,192	2,046,207
4.25%, 10/20/38	1,895,503	1,988,636
4.50%, 8/20/38	1,372,225	1,422,217
4.50%, 5/20/39	3,599,986	3,750,173
5.00%, 5/20/40	2,014,155	2,112,255
5.50%, 12/20/38	495,292	526,331
5.50%, 1/20/39	663,351	705,761
6.00%, 1/15/26	1,466	1,614
6.00%, 12/15/28	1,212	1,338
6.00%, 3/15/29	1,555	1,716
6.00%, 11/15/31	1,720	1,898
6.00%, 6/15/37	330,865	364,173
6.00%, 10/15/37	384,778	423,473
6.50%, 10/20/38	538,138	575,362
		13,921,154
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		43,671,247

U.S. TREASURY OBLIGATIONS (12.7%)
U.S. Treasury Notes (12.7%)
2.13%, 5/31/15	3,000,000	3,061,650
2.25%, 5/31/14	3,000,000	3,110,859
3.13%, 5/15/19	3,000,000	3,027,891
3.50%, 2/15/18	2,000,000	2,103,750
4.25%, 11/15/13	3,000,000	3,283,125
4.50%, 3/31/12	3,000,000	3,144,375

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2011 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

		$17,731,650
TOTAL U.S. TREASURY OBLIGATIONS		17,731,650

MUNICIPAL BOND (1.0%)
KENTUCKY (1.0%)
Kentucky Asset/Liability Commission General Fund Revenue, 3.17%, 4/1/18	$1,500,000	1,451,475
TOTAL MUNICIPAL BOND		1,451,475

MONEY MARKET FUND (1.5%)
Fifth Third Institutional Government Money Market Fund, 0.02% (a)	2,094,389	2,094,389
TOTAL MONEY MARKET FUND		2,094,389

TOTAL INVESTMENTS (COST $134,971,054) 99.0%		138,460,986
OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%		1,354,358
NET ASSETS 100.0%		$139,815,344

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2011.
(b)
The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (4.5%)
Lockheed Martin Corp.	11,430	$909,828
Northrop Grumman Corp.	27,040	1,873,872
Raytheon Co.	25,060	1,252,749
		4,036,449
BEVERAGES (1.4%)
Coca-Cola Co.	20,610	1,295,339

CHEMICALS (1.6%)
Sensient Technologies Corp.	43,240	1,466,268

COMMERCIAL BANKS (10.0%)
Banco de Chile, Sponsored ADR	32,373	2,732,605
Banco Santander Central Hispano SA, Sponsored ADR	112,870	1,381,529
Bank of Nova Scotia	47,440	2,685,578
First Financial Bankshares, Inc.	17,640	870,005
Tompkins Financial Corp.	34,320	1,398,540
		9,068,257
COMMERCIAL SERVICES & SUPPLIES (3.2%)
Healthcare Services Group, Inc.	72,480	1,148,083
Pitney Bowes, Inc.	72,100	1,750,588
		2,898,671
COMPUTERS & PERIPHERALS (3.3%)
Diebold, Inc.	26,890	824,447
International Business Machines Corp.	13,560	2,196,720
		3,021,167
DISTRIBUTORS (2.8%)
Genuine Parts Co.	48,560	2,512,980

DIVERSIFIED TELECOMMUNICATION SERVICES (5.4%)
AT&T, Inc.	42,320	1,164,646
BCE, Inc.	26,620	967,105
Telefonica SA, Sponsored ADR	111,150	2,793,200
		4,924,951
ELECTRIC UTILITIES (1.6%)
Progress Energy, Inc.	32,840	1,475,173

ELECTRICAL EQUIPMENT (2.3%)
Hubbell, Inc., Class B	34,440	2,109,106

FOOD & STAPLES RETAILING (3.3%)
Delhaize Group, Sponsored ADR	16,910	1,342,654
SYSCO Corp.	56,260	1,639,416
		2,982,070
FOOD PRODUCTS (4.2%)
Campbell Soup Co.	36,440	1,244,062
ConAgra Foods, Inc.	42,220	942,773
Unilever NV, NY Shares	55,020	1,630,242
		3,817,077
GAS UTILITIES (3.5%)
AGL Resources, Inc.	36,530	1,340,651
The Laclede Group, Inc.	48,550	1,844,900
		3,185,551
HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Baxter International, Inc.	19,040	923,249
Meridian Bioscience, Inc.	27,440	602,034
		1,525,283
HOTELS, RESTAURANTS & LEISURE (2.5%)
McDonald's Corp.	30,810	2,269,773

HOUSEHOLD PRODUCTS (1.1%)
Kimberly-Clark Corp.	15,400	996,842

IT SERVICES (1.9%)
Automatic Data Processing, Inc.	36,260	1,736,854

LEISURE EQUIPMENT & PRODUCTS (2.3%)
Mattel, Inc.	89,430	2,117,702

MEDIA (7.9%)
Pearson PLC, Sponsored ADR	131,970	2,198,620
Shaw Communications, Inc., Class B	83,460	1,761,841
Thomson Reuters Corp.	44,000	1,760,440
WPP PLC, Sponsored ADR	23,940	1,483,801
		7,204,702
METALS & MINING (1.3%)
BHP Billiton Ltd., Sponsored ADR	12,960	1,153,829

MULTI-UTILITIES (0.6%)
SCANA Corp.	13,010	549,933

OIL, GAS & CONSUMABLE FUELS (10.5%)
Chevron Corp.	18,400	1,746,712
CNOOC Ltd., Sponsored ADR	12,602	2,805,961
Enbridge, Inc.	26,510	1,535,989
Total SA, Sponsored ADR	30,360	1,784,257
TransCanada Corp.	46,260	1,690,341
		9,563,260
PHARMACEUTICALS (3.5%)
Abbott Laboratories	38,690	1,747,241
Eli Lilly & Co.	40,260	1,399,840
		3,147,081
REAL ESTATE INVESTMENT TRUST (4.5%)
OMEGA Healthcare Investors, Inc.	66,700	1,486,076
Public Storage, Inc.	14,280	1,556,235
Senior Housing Properties Trust	47,220	1,058,672
		4,100,983
ROAD & RAIL (1.7%)
Canadian National Railway Co.	22,290	1,513,491

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Intel Corp.	89,640	1,923,675
Linear Technology Corp.	28,560	993,602
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	171,530	2,241,897
		5,159,174
SOFTWARE (3.1%)
Blackbaud, Inc.	32,290	848,904
Microsoft Corp.	70,910	1,965,980
		2,814,884
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.	12,450	1,029,864

THRIFTS & MORTGAGE FINANCE (1.8%)
Hudson City Bancorp, Inc.	151,130	1,659,407

TRADING COMPANY & DISTRIBUTORS (1.2%)
Kaman Corp., Class A	38,010	1,118,824

TOTAL COMMON STOCKS		90,454,945

MONEY MARKET FUND (0.2%)
Fifth Third Institutional Government Money Market Fund, 0.02%(a)	224,975	224,975

TOTAL MONEY MARKET FUND		224,975
TOTAL INVESTMENTS (COST $78,670,011) 99.8%		90,679,920

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
GLOBAL EQUITY INCOME FUND

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%	180,132
NET ASSETS 100.0%	$90,860,052

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2011.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

At January 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Large Cap Enhanced Index Fund	151,820,004	28,229,063	(8,985,199)	19,243,864
International Enhanced Index Fund	97,643,087	8,870,808	(6,828,890)	2,041,918
Select Bond Fund	135,053,138	4,628,901	(1,221,053)	3,407,848
Global Equity Income Fund	78,802,598	12,983,305	(1,105,983)	11,877,322

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
Steward Funds, Inc.
January 31, 2011
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund's investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Adviser’s fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church mortgage bonds and church mortgage loans.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market
-	the transaction price of any recent sales or purchases of the security
-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
-	the estimated value of the underlying collateral
-
the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-	any current independent appraisal values
-	any current listing price
-	index adjusted appraisal values based on published real estate sources
-	estimated costs associated with the disposition of the property (7.00% - 8.00%)
-	risk adjusted discount rate (4.95% - 6.50%)
-	estimated time to sell in years (1 – 3 years)
-	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

(A) In determining fair value, the Funds use various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as on January 13, 2011:

	Investments in Securities
Fund Name	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$170,793,524	$—	$—	$170,793,524
Warrant	9,644	—	—	9,644
Money Market Fund	260,700	—	—	260,700
Total	171,063,868	—	—	171,063,868

Steward International Enhanced Index Fund
Security Type
Common Stocks*	99,346,608	—	—	99,346,608
Money Market Fund	338,397	—	—	338,397
Total	99,685,005	—	—	99,685,005

Steward Select Bond Fund
Security Type
Corporate Bonds*	—	44,128,953	2,112,998	46,241,951
U.S. Government Agencies	—	27,270,274	—	27,270,274
U.S. Government Agency Mortgage- Backed Obligations	—	43,671,247	—	43,671,247
U.S. Treasury Obligations	17,731,650	—	—	17,731,650
Municipal Bond	—	1,451,475	—	1,451,475
Money Market Fund	2,094,389	—	—	2,094,389
Total	19,826,039	116,521,949	2,112,998	138,460,986

Steward Global Equity Income Fund
Security Type
Common Stocks*	90,454,945	—	—	90,454,945
Money Market Fund	224,975	—	—	224,975
Total	$90,679,920	$—	$—	$90,679,920

* Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2010	$2,587,018
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(474,020)
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of January 31, 2011	$2,112,998

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of January 31, 2011 from those used on April 30, 2010.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:
Portfolio security transactions are recorded on trade date.

3) Subsequent Events:
Management has evaluated events subsequent to January 31, 2011 and has concluded no such events require adjustment or disclosure as of January 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President
Date	March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer
Date	March 21, 2011

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President
Date	March 21, 2011